Related Party Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 24, 2019	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transaction, expenses from transactions with related party		$ 141,000	$ 141,000
Notes payable, related parties		$ 364,000
Notes payable, related parties, interest rate, stated percentage		2.38%
Issued amount	$ 364,000
Notes payable, related parties, accrued interest			15,000
Related party transaction, purchases of vehicles from related party		$ 15,000	6,500
Outstanding carrying value		18,900,000
Preferred shares		19,664,000
Employees’ current salary rates		$ 57,000	$ 35,000